Disposition of Long-Term Apartment Rental Business - Schedule of Major Classes of Income from Operations (Details) ¥ in Thousands	6 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Major Classes of Income From Operations [Abstract]
Net revenues
Operating costs:
Selling and marketing expenses
General and administrative expenses			(616)
Research and development expenses
Impairment loss on long-lived assets
Other income (expenses), net			(6)
Interest expenses, net			(12)
Income tax expense
Net loss of discontinued operations for the year			(634)
Gain from disposal of discontinued operations			404,019
Net (loss) income from discontinued operations			¥ 403,385